Equity - Capital reserve (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions	Jan. 31, 2022 EUR (€) € / shares shares	Jan. 31, 2022 USD ($) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 31, 2022 $ / shares	Dec. 31, 2021 EUR (€)
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs	€ 15,000
Number of common shares issued (in shares) | shares	4,479,088	4,479,088
Share price | (per share)	€ 3.35				$ 3.73
Number of securities called by warrants | shares	1,343,727
Exercise price of warrants | $ / shares					$ 7.72
Capital Reserve			€ 148,308	€ 145,369
Warrants Issue Related Cost	€ 2,800
Transaction costs paid	110
Value of other equity instruments granted under share based payment arrangement	2,800	$ 3.2
Capital reserve
Share premium included in capital reserve			€ 120,847	€ 121,018		€ 106,665
Capital reserve from issuance of shares after transaction costs
Capital Reserve	14,300
Capital reserve from issuance of shares and warrants after transaction costs
Capital Reserve	€ 11,500